Revenue from contract with customers - Schedule of disaggregation of revenue from contracts with customers (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 95,847	$ 82,981	$ 264,152	$ 259,360
Social casino game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	79,618	75,171	219,237	235,326
iGaming Segment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue			44,915	24,034
Mobile | Social casino game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	54,485	55,696	155,450	176,954
Web | Social casino game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	25,133	19,475	63,787	58,372
Over the time | Social casino game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	78,670	75,047	218,140	234,747
At a point in time | Social casino game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	948	124	1,097	579
U.S.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	60,996	65,146	182,507	205,275
U.S. | Social casino game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	60,996	65,147	182,507	205,275
International | Social casino game
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 18,622	$ 10,024	$ 36,730	$ 30,051